CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES	9 Months Ended
Sep. 30, 2025
Cash, Cash Equivalents, and Short-term Investments [Abstract]
CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES
NOTE 4:-          CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES

	September 30, 2025	December 31, 2024
Cash and cash equivalents:
Cash	$65.3	$54.5
Money market funds	356.3	158.1
Short term deposits	198.3	293.6
Total Cash and cash equivalents	619.9	506.2

Short-term bank deposits:	176.9	134.0
Marketable securities:
Debt securities issued by the U.S. Treasury and other U.S. government agencies	480.9	518.4
Debt securities issued by other governments	40.3	55.4
Corporate debt securities	1,499.2	1,569.8
Total Marketable securities	2,020.4	2,143.6
Total Cash and cash equivalents, short-term bank deposits and marketable securities	$2,817.2	$2,783.8

The following table classifies the Company’s marketable securities by contractual maturities:

	September 30, 2025
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$674.1	$1.0	$(2.9)	$672.2
After one year through five years	1,334.8	14.6	(1.2)	1,348.2

Total	$2,008.9	$15.6	$(4.1)	$2,020.4

	December 31, 2024
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair Value
Contractual maturity year:
Within one year	$736.3	$0.3	$(4.9)	$731.7
After one year through five years	1,424.5	2.8	(15.4)	1,411.9

Total	$2,160.8	$3.1	$(20.3)	$2,143.6

From the total of $4.1 and $20.3 unrealized losses as of September 30, 2025, and December 31, 2024, $1.2 and $9.7 were in continuous unrealized loss for more than 12 months, respectively. The unrealized losses are mainly driven by the higher interest rate environment and the interest rate hikes by global central banks during 2022-2023, which was due mainly to elevated inflation rates, therefore negatively impacted the fair value of securities in the Company’s portfolio. The allowance for credit loss was immaterial for all periods presented.

As of September 30, 2025 and December 31, 2024, interest receivable amounted to $17.8 and $17.7, respectively, and is included within prepaid expenses and other assets in the balance sheets.